TAXATION	12 Months Ended
Sep. 30, 2012
TAXATION [Abstract]
TAXATION
18.	TAXATION

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

Hong Kong

CDEL Hong Kong and PENCIL have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.

China

The Enterprise Income Tax Law (the "EIT Law") of the PRC, which took effect on January 1, 2008, has applied a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.

In 2008, Beijing Champion and Champion Technology qualified as "high and new technology enterprise strongly supported by the State" ("HNTE") under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion is subject to the tax rate of 15% from 2008 through 2010. Champion Technology is subject to the tax rate of 7.5% for 2008 through 2009 and 15% for 2010.

The HNTE status is valid for three years and qualifying entities can then apply to renew for an additional three years provided that the company's business operations continue to qualify for HNTE status. In October 2011, Beijing Champion and Champion Technology renewed the HNTE qualification, and therefore, were continually entitled to the preferential income tax rate of 15% in years 2011 through 2013.

Under the EIT Law and its implementation rules, a withholding tax at 10%, unless reduced by a tax treaty or arrangement, is applied on dividends received by non-PRC-resident corporate investors from PRC-resident enterprises, such as the Company's PRC subsidiaries. Undistributed earnings prior to January 1, 2008 are exempt from such withholding tax. Under the China-HK

Tax Arrangement and the relevant regulations, a qualified Hong Kong tax resident which is the "beneficial owner" and holds 25% equity interests or more of a PRC enterprise is entitled to a reduced withholding rate of 5%. The Company believes that CDEL Hong Kong qualifies for the 5% withholding tax rate. In 2012, CDEL Hong Kong accrued deferred tax liabilities related to potential withholding tax in the amount of US$634 on the undistributed earnings from its investment in the PRC entities generated after January 1, 2008.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities' tax filings. Accordingly, the PRC entities' tax years from 2007 to 2011 remain subject to examination by the tax authorities.

Income (loss) before income taxes from continuing operations consisted of:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Non - PRC	(5,030)	(6,873)	(1,252)
PRC	4,849	7,039	11,825

	(181)	166	10,573

China

The current and deferred components of the income tax benefit/(expense) from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
Current tax expense	1,044	1,948	2,074
Deferred tax (benefit)/expense	(469)	(977)	526

	575	971	2,600

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
(Loss)/Income before taxes	(181)	166	10,573

Income tax expense (benefit) computed a applicable tax rates of 25%	(45)	42	2,643
Effect of different tax rates in different jurisdictions	1,224	1,667	255
Non-deductible expenses	223	260	59
Effect of tax holidays	(936)	(860)	(1037)
Effect of valuation allowances	109	(138)	51
Decrease in unrecognized tax benefit balance	-	-	-
Withholding tax on undistributed earnings	-	-	629

	575	971	2,600

Effective income tax rate	(317.68%)	584.94%	24.59%

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2010	2011	2012
	US$	US$	US$
The aggregate amount of tax holidays	936	860	1,037

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2011	2012
	US$	US$
Current deferred tax assets
Payroll payable	217	291
Accrued expenses	439	524
Allowance for doubtful accounts	822	592
Net operating loss carry-forwards	78	449

Total current deferred tax assets	1,556	1,856

Non-current deferred tax assets
Intangible assets	116	87
Property, plant and equipment	147	146
Net operating loss carry-forwards	670	522

Total non-current deferred tax assets	933	755

Less: valuation allowance	(66)	(117)

Non-current deferred tax assets, net	867	638

Non-current deferred tax liabilities
Intangible assets	199	136
Withholding tax on undistributed earnings	-	634

Total non-current deferred tax liabilities	199	770

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies' income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

As a result of the Group's assessment of its tax positions, the unrecognized tax benefit related to transfer price position prior to the year 2009 was recorded at US$ 162, US$170 and US$173 as of September 30, 2010, 2011 and 2012, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits
Balance - September 30, 2010	162
Foreign currency adjustment	8

Balance - September 30, 2011	170
Foreign currency adjustment	3

Balance - September 30, 2012	173

The unrecognized tax benefits would impact the effective tax rate, if recognized in connection with the normal tax return preparation. The Group does not anticipate any significant change in unrecognized tax benefits within 12 months from September 30, 2012.

In addition, uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.